Parent Company Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

(In thousands)

	At December 31
	2016	2015
Assets
Cash	$1,301	1,139
Investment in subsidiary	25,761	23,567
Other assets	20	227

Total assets	$27,082	24,933

Stockholders’ Equity
Stockholders’ equity	27,082	24,933

Total stockholders’ equity	$27,082	24,933

Schedule of Condensed Statements of Operations

Condensed Statements of Earnings

(In thousands)

	Year Ended December 31,
	2016	2015
Revenues	$0	0
Expenses	(421)	(322)
Income tax benefit	159	119

Loss before earnings of subsidiary	(262)	(203)
Net earnings of subsidiary	2,482	1,907

Net earnings	$2,220	1,704

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2016	2015
Cash flows from operating activities:
Net earnings	$2,220	1,704
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of subsidiary	(2,482)	(1,907)
Stock issued as compensation	55	39
Decrease (increase) in other assets	207	(135)

Net cash used in operating activities	0	(299)

Cash flow from financing activity-
Proceeds from stock options exercised	261	306

Cash flow from investment activities:
Cash Dividend paid	(99)	0
Capital infusion in subsidiary	0	(2,000)

Net cash used in investing activities	(99)	(2,000)

Net increase (decrease) in cash	162	(1,993)

Cash at beginning of the year	1,139	3,132

Cash at end of year	$1,301	1,139

Supplemental disclosure of cash flow information-
Noncash items:
Net change in accumulated other comprehensive (loss) income of subsidiary, net change in unrealized gain on securities available for sale, net of tax	$(289)	2

Stock-based compensation expense of subsidiary	$1	15